SECURED BORROWINGS, Future Minimum Principal Payments on Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	[1]	Dec. 31, 2013	[1]
Secured Borrowings [Abstract]
Repayment of debt	$ 791,385	$ 192,974		$ 444,607
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Repayment of debt	791,385
Future Minimum Principal Payments [Abstract]
2016	291,988
2017	125,950
2018	314,554
2019	459,122
2020	93,932
Thereafter	444,558
Future minimum principal payments due	$ 1,730,104

[1]	As restated